Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2022	Jun. 30, 2022	Sep. 24, 2020	Dec. 31, 2017
Property Plant and Equipment [Abstract]
Security against loans amount	$ 164,038,378	$ 2,775,806	$ 2,775,806	$ 200,000,000	$ 169,439,563
Finance charge on lease liability	1,151,797
Depreciation charge on right-of-use asset	$ 239,144
General borrowing costs, percentage	9.50%
Term loan, percentage	2.00%